Other receivables and prepayments (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Dec. 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Advance to other party			$ 5,835		$ 5,835
Utility Deposits	$ 16		17	$ 16	17
Other receivables	107		4	107	4
Other prepayments	109		48	109	48
Other receivables and prepayments	$ 232		5,904	232	5,904
Advance to a related party				$ 0	5,835	$ 0
Repayments of related party debt					$ 4	$ 0
Luk Lai Ching Kimmy
Accounts, Notes, Loans and Financing Receivable [Line Items]
Advance to a related party			$ 5,835
Shareholding percentage held	4.20%		5.30%	4.20%	5.27%
Repayments of related party debt		$ 5,835